Restricted net assets (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Restricted net assets
Maximum percentage criteria for appropriation of net after-tax profit of Chinese entities to general reserve fund	10.00%
Maximum percentage criteria for appropriation of net after-tax profit of Chinese entities to certain statutory reserve funds	50.00%
Restricted portion of assets	¥ 51,630